Stock-based payment plans - Contractual life and Authorized shares (Details)	6 Months Ended
Jun. 30, 2018 Y EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average remaining contractual life for stock options and warrants outstanding | Y	7.0
Vesting period	4 years
Vesting percentage for first year	25.00%
Vesting percentage quarterly after first year	0.0625%
Period of time to exercise vested options upon termination	3 months
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of share-based awards	10 years
Stock Options and employee warrants (BSPCE)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, employee warrants (BSPCE) and warrants (BSA) available for grant under the Company's share pool reserve	895,904
Restricted stock units and employee warrants (BSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, employee warrants (BSPCE) and warrants (BSA) available for grant under the Company's share pool reserve	2,000,000